Tax Expense (Details) - Schedule of Effective Tax Rate and the Applicable Tax Rate	12 Months Ended
	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 MYR (RM)	Jun. 30, 2021 MYR (RM)
Schedule Of Effective Tax Rate And The Applicable Tax Rate Abstract
Profit before tax (“PBT”)	RM 21,893,003	$ 4,689,014	RM 88,292,402	RM 20,402,247
Tax at Malaysian statutory rate of 24% (30.06.2022: 24%)	(5,254,321)		(21,190,182)
Tax effects in respect of:
Non-allowable expenses	(1,024,330)		(1,199,536)
Non-taxable income	2,524		22,721
Deferred tax assets not recognized	(2,205,090)
Changes in unrecognized temporary differences	(13,288,607)		7,620,170
Tax exempt income	21,334,568
Utilisation of unrecognized deferred tax assets	45,659
Tax effects	(389,597)		(14,746,827)
Under provision in prior years:
Income tax	6,010,761		(633)
Deferred tax (Note 13)	23,058		(161,920)
Tax expense	RM 5,644,222	$ 1,208,871	RM (14,909,380)	RM (1,538,359)